Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company performed an evaluation of events and transactions for potential recognition or disclosure through the date of this report. The Company is not aware of any material subsequent event other than the item disclosed below.

In January 2024, the Company signed a supplementary agreement with Beijing Baihengda Petroleum Technology Co., Ltd. (“Beijing Baihengda,” together with HiTek, the Lenders) and Guangxi Beihengda Mining Co., Ltd. (“Guangxi Beihengda,” or the Borrower) to extend RMB30,000,000 loan receivable and RMB15,000,000 loan payable for one year, due on January 21, 2025.

On February 5, 2024, the 2024 annual general meeting of shareholders adopted the resolutions that the issued 14,392,364 ordinary shares of par value of US$0.0001 each are re-designated and re-classified into 6,200,364 Class A ordinary shares of par value US$0.0001 each with one vote per share (the “Class A Ordinary Shares”) and 8,192,000 Class B ordinary shares of par value US$0.0001 each with 15 votes per share (the “Class B Ordinary Shares”) on a one for one basis.